Post-Employment Obligations And Compensatory Indemnity - Schedule of Independent Actuaries Estimate for Expense Amount (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current service cost		R$ 4	R$ 7	R$ 11
Interest on the actuarial obligation		1,524	1,322	1,653
Estimated total expense in 2026 as per actuarial report		(108)	(1,159)	(352)
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Current service cost	R$ 1	1	1
Interest on the actuarial obligation	1,118	1,222	1,055	1,276
Expected return on the assets of the Plan	(919)	1,127	(54)	1,464
Estimated total expense in 2026 as per actuarial report	200
Health plan [member]
IfrsStatementLineItems [Line Items]
Current service cost		3	6	11
Interest on the actuarial obligation		297	262	370
Expected return on the assets of the Plan
Estimated total expense in 2026 as per actuarial report		(179)	(519)	(415)
Dental plan [member]
IfrsStatementLineItems [Line Items]
Current service cost
Interest on the actuarial obligation		5	5	7
Expected return on the assets of the Plan
Estimated total expense in 2026 as per actuarial report		(4)	(10)	(9)
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost	1	4	7	11
Interest on the actuarial obligation	1,118	1,524	1,322	1,653
Expected return on the assets of the Plan	(919)	R$ (1,012)	R$ (842)	R$ (1,004)
Estimated total expense in 2026 as per actuarial report	R$ 200